Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 29, 2012
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
The Company's earnings before income taxes as generated from its U.S. and international operations are as follows (in millions):

	2012	2011	2010
U.S.	$316	$502	$553
International	689	517	655
Earnings before income taxes	$1,005	$1,019	$1,208

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following (in millions):

	2012	2011	2010
Current:
U.S. federal	$236	$180	$264
U.S. state and other	16	13	14
International	78	65	57
Total current	330	258	335
Deferred	(77)	(65)	(34)
Income tax expense	$253	$193	$301

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of deferred tax assets and liabilities are as follows: (in millions):

	2012	2011
Deferred income tax assets:
Net operating and capital loss carryforwards	$236	$164
Tax credit carryforwards	70	60
Inventories	148	145
Stock-based compensation	78	73
Compensation and benefits	113	101
Accrued liabilities and other	133	117
	778	660
Less: valuation allowance	(228)	(157)
Deferred income tax assets	550	503
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(12)	(11)
Property, plant and equipment	(204)	(207)
Intangible assets	(307)	(332)
Deferred income tax liabilities	(523)	(550)
Net deferred income tax assets (liabilities)	$27	$(47)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate is as follows:

	2012	2011	2010
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	0.5	1.2	2.2
International taxes at lower rates	(12.1)	(11.6)	(10.0)
Tax benefits from domestic manufacturer's deduction	(2.2)	(2.0)	(1.1)
Research and development credits	(1.1)	(2.7)	(2.4)
Puerto Rico excise tax	(1.8)	(1.7)	—
Non-deductible IPR&D charges	—	—	0.4
Settlement reserve for certain prior year tax positions	4.6	—	—
Other	2.3	0.8	0.8
Effective income tax rate	25.2%	19.0%	24.9%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following table summarizes the activity related to the Company's unrecognized tax benefits (in millions):

	2012	2011	2010
Balance at beginning of year	$205	$163	$121
Increases related to current year tax positions	38	33	33
Increases related to prior year tax positions	90	16	19
Reductions related to prior year tax positions	(18)	(1)	(9)
Reductions related to settlements / payments	(1)	(2)	—
Expiration of the statute of limitations for the assessment of taxes	—	(4)	(1)
Balance at end of year	$314	$205	$163